UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21222
Eaton Vance Insured Florida Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Florida Municipal Bond Fund                                                                     as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.6%

Principal
Amount
(000’s omitted)	Security	Value
	Escrowed / Prerefunded — 3.9%
$1,500	Jacksonville Electric Authority, (Water and Sewer Revenue), Prerefunded to 4/1/06, 5.25%, 10/1/31	$1,529,895
		$1,529,895
	Hospital — 5.9%
1,160	Highlands County, Health Facility Authority, (Adventist Health), 5.25%, 11/15/23	1,225,575
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,052,630
		$2,278,205
	Insured-Electric Utilities — 11.9%
1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	1,593,075
2,435	JEA Electric System Revenue, (FSA), 4.75%, 10/1/34	2,474,690
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	585,960
		$4,653,725
	Insured-Escrowed / Prerefunded — 3.1%
1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,194,125
		$1,194,125
	Insured-General Obligations — 9.1%
1,345	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	1,426,763
2,000	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	2,121,580
		$3,548,343
	Insured-Hospital — 14.3%
1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,063,580
1,500	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,595,415
1,510	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.25%, 7/1/24 (3)	1,719,346
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,191,370
		$5,569,711

	Insured-Miscellaneous — 9.4%
$1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,529,580
2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,130,040
		$3,659,620
	Insured-Pooled Loans — 3.5%
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	701,921
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	668,329
		$1,370,250
	Insured-Sewer Revenue — 2.7%
1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	1,062,410
		$1,062,410
	Insured-Special Assessment Revenue — 7.6%
2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	2,945,132
		$2,945,132
	Insured-Special Tax Revenue — 45.5%
1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	1,069,140
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,329,775
1,000	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 9.935%, 10/1/35 (1)(4)	1,116,510
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,582,425
3,750	Jacksonville Transportation, (MBIA), 5.00%, 10/1/31	3,926,887
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,364,033
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	128,118
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,373,440
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	231,691
1,740	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/25	1,864,306
750	Orange County Tourist Development, (AMBAC), Variable Rate, 9.79%, 10/1/30 (1)(4)	890,827
1,000	Orange County, Sales Tax, (FGIC), 5.125%, 1/1/23	1,091,250
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	197,692
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	69,684

$440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(4)	$524,841
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	359,780
1,120	Sunrise Public Facility, (MBIA), 0.00%, 10/1/20	589,714
		$17,710,113
	Insured-Transportation — 17.5%
1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	1,511,190
1,500	Miami-Dade County, Expressway Authority, (FGIC), 5.00%, 7/1/33	1,596,705
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	687,373
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	794,742
1,700	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	658,597
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.995%, 7/1/32 (1)(4)	388,397
940	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1)(4)	1,183,789
		$6,820,793
	Insured-Utility — 4.2%
1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32	1,642,101
		$1,642,101
	Insured-Water and Sewer — 16.4%
1,500	JEA Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,546,935
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,135,660
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,063,140
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,097,170
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.91%, 10/1/27 (1)(2)	534,525
		$6,377,430
	Transportation — 1.6%
250	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	265,743
350	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	372,012
		$637,755

Total Tax-Exempt Investments — 156.6% (identified cost $56,928,191)	$60,999,608
Other Assets, Less Liabilities — 1.2%	$449,825
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.8)%	$(22,504,163)
Net Assets Applicable to Common Shares — 100.0%	$38,945,270

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 92.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 48.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $5,224,849 or 13.4% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	137 U.S. Treasury Bond	Short	$(15,983,465)	$(16,268,750)	$(285,285)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$56,907,507
Gross unrealized appreciation	$4,092,101
Gross unrealized depreciation	—
Net unrealized appreciation	$4,092,101

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 23, 2005